30. OTHER LIABILITIES	12 Months Ended
Dec. 31, 2017
Other Liabilities
OTHER LIABILITIES

IN MILLIONS OF USD	DEC 31, 2017	DEC 31, 2016
Personnel payables	38.8	39.2
Other service related vendors	23.3	51.3
Accrued liabilities	16.5	11.8
Concession fee payables	12.8	18.9
Sales tax and other tax liabilities	11.9	12.5
Payables for capital expenditure	11.1	14.4
Accrued lease expenses	2.0	–
Payables to Joint Venture partners	0.8	1.0
Other payables	14.9	19.9
Total	132.1	169.0

THEREOF
Current liabilities	132.1	167.9
Non-current liabilities	–	1.1
Total	132.1	169.0